Impairment - Summary Of Impairment Expense (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss				$ 78.6	$ 99.1
Shahuindo
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 36.2		36.2	0.0
Morococha
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ 42.4	42.4	0.0
Dolores
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 99.1			$ 0.0	$ 99.1